Net Loss Per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders

13.	Net Loss Per Share Attributable to Common Stockholders
The following outstanding shares of potentially dilutive securities were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because their effect would have been anti-dilutive:

	Six Months Ended June 30,
	2021	2020
Redeemable convertible preferred stock on an as-converted basis	–	12,541,340
Redeemable convertible preferred stock warrants on an as-converted basis	–	185,889
Convertible notes on an as-converted basis	–	–
Stock options to purchase common stock	2,770,785	3,033,480

Total	2,770,785	15,760,709

13.	Net Loss Per Share Attributable to Common Stockholders
The following outstanding shares of potentially dilutive securities were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because their effect would have been anti-dilutive:

	Year Ended December 31,
	2019	2020
Redeemable convertible preferred stock on an as-converted basis	12,539,109	12,605,800
Redeemable convertible preferred stock warrants on an as-converted basis	193,583	229,034
Stock options to purchase common stock	2,334,830	2,441,889

Total	15,067,522	15,276,723